Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities
14.	OTHER LONG-TERM LIABILITIES

December 31 (millions of dollars)	2016	2015
Post-retirement and post-employment benefit liability (Note 18)	1,628	1,541
Pension benefit liability (Note 18)	900	952
Environmental liabilities (Note 19)	177	185
Due to related parties (Note 26)	26	10
Asset retirement obligations (Note 20)	9	9
Long-term accounts payable and other liabilities	25	17

	2,765	2,714